Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Target Asset Allocations
Pension Plan Assets	Target
Equity	40.0%
Fixed Income	50.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Accumulated Other Comprehensive Income (Loss)(AOCI)
	December 31,
Components	2012	2011
	(in millions)
Cash Flow Hedges, Net of Tax	$(38)	$(23)
Securities Available for Sale, Net of Tax	4	2
Amortization of Pension and OPEB Deferred Costs, Net of Tax	112	81
Pension and OPEB Funded Status, Net of Tax	(415)	(530)
Total	$(337)	$(470)

Basic and Diluted EPS Calculations
	Years Ended December 31,
Amounts Attributable to AEP Common Shareholders	2012	2011	2010
	(in millions)
Income Before Extraordinary Item	$1,259	$1,568	$1,211
Extraordinary Item, Net of Tax	-	373	-
Net Income	$1,259	$1,941	$1,211

	Years Ended December 31,
	2012		2011		2010
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common
Shareholders	$1,259		$1,941		$1,211

Weighted Average Number of Basic Shares
Outstanding	484.7	$2.60	482.2	$4.02	479.4	$2.53
Weighted Average Dilutive Effect of:
Performance Share Units	-	-	-	-	0.1	-
Stock Options	-	-	0.1	-	-	-
Restricted Stock Units	0.4	-	0.2	-	0.1	-
Weighted Average Number of Diluted Shares
Outstanding	485.1	$2.60	482.5	$4.02	479.6	$2.53

Supplementary Information
	Years Ended December 31,
Related Party Transactions	2012	2011		2010

	(in millions)
AEP Consolidated Revenues – Utility Operations:
OVEC	$-	$-		$(20)	(a)
AEP Consolidated Revenues – Other Revenues:
OVEC – Barging and Other Transportation Services	30	37		29
AEP Consolidated Expenses – Purchased Electricity
for Resale:
OVEC	273	383	(b)	302	(b)

(a)       The parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales through an agreement that began in January 2010 and ended in June 2010.

(b)       The parties to the Interconnection Agreement purchased power from OVEC to serve retail sales in 2011 and 2010. The total amount reported in 2011 and 2010 includes $66 million and $10 million, respectively, related to these agreements.

	Years Ended December 31,
Cash Flow Information	2012	2011	2010
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$931	$900	$958
Income Taxes	(82)	(118)	(268)
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	63	54	225
Construction Expenditures Included in Current Liabilities as of December 31,	439	380	267
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	35	1	-
Assumption of Liabilities Related to Acquisitions	56	-	-
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	30	-	-

Appalachian Power Co [Member]
Target Asset Allocations
Pension Plan Assets	Target
Equity	40.0%
Fixed Income	50.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Accumulated Other Comprehensive Income (Loss)(AOCI)
	December 31,
	2012	2011
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$1,433	$(285)
I&M	(20,093)	(15,284)
OPCo	7,183	7,706
PSO	6,481	7,149
SWEPCo	(15,549)	(15,524)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$19,118	$15,521
I&M	4,201	3,088
OPCo	45,938	32,977
SWEPCo	4,778	4,113

Pension and OPEB Funded Status, Net of Tax
APCo	$(50,449)	$(73,779)
I&M	(12,991)	(16,025)
OPCo	(218,846)	(238,405)
SWEPCo	(7,089)	(15,404)

Indiana Michigan Power Co [Member]
Target Asset Allocations
Pension Plan Assets	Target
Equity	40.0%
Fixed Income	50.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Accumulated Other Comprehensive Income (Loss)(AOCI)
	December 31,
	2012	2011
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$1,433	$(285)
I&M	(20,093)	(15,284)
OPCo	7,183	7,706
PSO	6,481	7,149
SWEPCo	(15,549)	(15,524)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$19,118	$15,521
I&M	4,201	3,088
OPCo	45,938	32,977
SWEPCo	4,778	4,113

Pension and OPEB Funded Status, Net of Tax
APCo	$(50,449)	$(73,779)
I&M	(12,991)	(16,025)
OPCo	(218,846)	(238,405)
SWEPCo	(7,089)	(15,404)

Ohio Power Co [Member]
Target Asset Allocations
Pension Plan Assets	Target
Equity	40.0%
Fixed Income	50.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Accumulated Other Comprehensive Income (Loss)(AOCI)
	December 31,
	2012	2011
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$1,433	$(285)
I&M	(20,093)	(15,284)
OPCo	7,183	7,706
PSO	6,481	7,149
SWEPCo	(15,549)	(15,524)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$19,118	$15,521
I&M	4,201	3,088
OPCo	45,938	32,977
SWEPCo	4,778	4,113

Pension and OPEB Funded Status, Net of Tax
APCo	$(50,449)	$(73,779)
I&M	(12,991)	(16,025)
OPCo	(218,846)	(238,405)
SWEPCo	(7,089)	(15,404)

Public Service Co of Oklahoma [Member]
Target Asset Allocations
Pension Plan Assets	Target
Equity	40.0%
Fixed Income	50.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Accumulated Other Comprehensive Income (Loss)(AOCI)
	December 31,
	2012	2011
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$1,433	$(285)
I&M	(20,093)	(15,284)
OPCo	7,183	7,706
PSO	6,481	7,149
SWEPCo	(15,549)	(15,524)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$19,118	$15,521
I&M	4,201	3,088
OPCo	45,938	32,977
SWEPCo	4,778	4,113

Pension and OPEB Funded Status, Net of Tax
APCo	$(50,449)	$(73,779)
I&M	(12,991)	(16,025)
OPCo	(218,846)	(238,405)
SWEPCo	(7,089)	(15,404)

Southwestern Electric Power Co [Member]
Target Asset Allocations
Pension Plan Assets	Target
Equity	40.0%
Fixed Income	50.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Accumulated Other Comprehensive Income (Loss)(AOCI)
	December 31,
	2012	2011
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$1,433	$(285)
I&M	(20,093)	(15,284)
OPCo	7,183	7,706
PSO	6,481	7,149
SWEPCo	(15,549)	(15,524)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$19,118	$15,521
I&M	4,201	3,088
OPCo	45,938	32,977
SWEPCo	4,778	4,113

Pension and OPEB Funded Status, Net of Tax
APCo	$(50,449)	$(73,779)
I&M	(12,991)	(16,025)
OPCo	(218,846)	(238,405)
SWEPCo	(7,089)	(15,404)